ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE 1	12 Months Ended
Dec. 31, 2011
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE 1

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE 1

CONDENSED FINANCIAL INFORMATION OF THE COMPANY

STATEMENTS OF OPERATIONS

	Years ended December 31
	2009	2010	2011
Total operating expenses	(2,307)	(3,440)	(5,110)

Operating loss	(2,307)	(3,440)	(5,110)
Equity in profit of subsidiaries and variable interest entities	17,573	42,171	52,742
Interest income	1	249	394
Interest expense	—	(488)	—

Net income	15,267	38,492	48,026

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE 1

CONDENSED FINANCIAL INFORMATION OF THE COMPANY

BALANCE SHEETS

	December 31,	December 31,
	2010	2011
Assets
Current assets:
Cash and cash equivalents	25,492	15,113
Due from subsidiaries	69,608	74,818
Investment in subsidiaries and variable interest entities	85,168	145,032
Other current assets	268	2,270

	180,536	237,233

TOTAL ASSETS	180,536	237,233

LIABILITIES AND EQUITY
Current Liabilities:
Accrued expenses and other current liabilities	1,138	1,274

Total liabilities	1,138	1,274

Equity

Charm Communications Inc.’s Equity
Ordinary shares (US$0.0001 par value per share; 187,500,000 and 205,000,000 shares authorized; 50,000,000 and 78,260,102 shares issued and outstanding as of December 31, 2010 and December 31, 2011)	8	8
Additional paid-in capital	115,288	116,637
Retained earnings	59,783	105,930
Accumulated other comprehensive income	4,319	13,384

Total Equity	179,398	235,959

TOTAL LIABILITIES AND EQUITY	180,536	237,233

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE 1

CONDENSED FINANCIAL INFORMATION OF THE COMPANY

CASH FLOW STATEMENTS

	Years ended December 31
	2009	2010	2011
Cash flows from operating activities
Net income	15,267	38,492	48,026
Adjustments to reconcile net income to net cash used in operating activities:
Equity income from subsidiaries and variable interest entities	(17,573)	(42,171)	(52,742)
Share-based compensation cost	2,284	2,499	3,069
Changes in operating assets and liabilities:
Due from subsidiaries	287	(28,964)	(7,231)
Other current assets	(46)	(268)	83
Accrued expenses and other current liabilities	(322)	1,184	136

Net cash used in operating activities	(103)	(29,228)	(8,659)

Cash flows from financing activities
Proceeds from option exercise		374	186
Repurchase of ordinary shares			(1,906)
Payments of Series A preferred share redemption		(41,363)	—
Proceeds from issuance of ordinary shares to Aegis, net of issuance cost of US$350		49,278	—
Payments of shareholder loan		(19,560)	—
Proceeds from Initial Public Offering		69,023	—
Payment of IPO expenses		(3,244)	—

Net cash provided by (used in) financing activities	—	54,508	(1,720)

Net decrease (increase) in cash and cash equivalents	(103)	25,280	(10,379)
Cash and cash equivalents at the beginning of the year	315	212	25,492

Cash and cash equivalents at the end of the year	212	25,492	15,113

Basis of Presentation

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company used the equity method to account for investments in its subsidiaries and variable interest entities.

The Company records its investment in its subsidiaries and variable interest entities under the equity method of accounting. Such investment is presented on the balance sheet as “Investment in subsidiaries and variable interest entities” and share of their profit as “Equity in profit of subsidiaries and variable interest entities” on the statement of operations.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted.